Other Liabilities, Provisions, Contingencies and Commitments - Other (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Derivative financial instruments (see Note 21)			$ 8,653	$ 5,651
Security deposits			1,012	967
Total	$ 572		$ 9,665	$ 6,618

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3